Stock-Based Compensation (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation costs included in:
Total stock-based compensation expense	$ 113	$ 71	$ 177	$ 142	$ 284	$ 273
Costs of sales [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense		2	(6)	4	6	1
Sales and marketing expense [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense	10	19	16	38	76	74
General and administrative expense [Member]
Stock-based compensation costs included in:
Total stock-based compensation expense	$ 103	$ 50	$ 167	$ 100	$ 202	$ 198